Pension and Other Employee Benefits - Additional Information (Detail) - PHP (₱) ₱ / shares in Units, ₱ in Millions, shares in Millions												5 Months Ended	12 Months Ended
	May 30, 2015	May 21, 2015	Dec. 31, 2014	Mar. 11, 2014	Feb. 19, 2014	Sep. 27, 2013	Jan. 25, 2013	Aug. 09, 2012	Jul. 06, 2012	Jun. 30, 2012	May 08, 2012	Oct. 31, 2013	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 28, 2018	Oct. 26, 2012
Disclosure Of Defined Benefit Plans [Line Items]
Actual net gain (losses) on plan assets													₱ 562	₱ (460)	₱ (1,582)
Expected contribution in 2023 to the defined benefit plan													₱ 4,613
Average duration of the defined benefit obligation													10 years 10 months 28 days	10 years
VIU calculations derived from cash flow projections													The VIU calculations were derived from cash flow projections over a period of five years based on the 2021 financial budgets approved by the MediaQuest’s Board of Directors and calculated terminal value
Percentage of Economic Interest	70.00%
Additional amount deposited	₱ 3,250
Additional investment		₱ 800
Settlement amount		200
Balance investment amount		₱ 500
Carrying value of investments in associates													₱ 17,922	₱ 17,206			₱ 1,664
Direct Subscription In Shares Of Stocks													20
Unpaid Subscription in Unlisted Equity Investments													32
Cumulative Change In Fair Market Value Of Investment													₱ 494	₱ 465
Debt and fixed income securities													2.00%	2.00%
Accrued expenses and other current liabilities (Notes 24 and 27)													₱ 93,545	₱ 106,113
Long-term Incentive Plan [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Accrued expenses and other current liabilities (Notes 24 and 27)													1,272
Accrued incentive payable													₱ 1,294	2,384
Transformation Incentive Plan [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Accrued expenses and other current liabilities (Notes 24 and 27)														1,186	1,134
Fixed Income Securities [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Proportion of portfolio percentage													70.00%
Equity Securities 1 [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Proportion of portfolio percentage													30.00%
Smart and Subsidiaries [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Actual net gain (losses) on plan assets													₱ (109)	114	285
Expected contribution in 2023 to the defined benefit plan													309
Smart and Subsidiaries [Member] | PLDT Shares [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Plan Assets of Defined Benefit Pension Plans													₱ 21	₱ 45
Unlisted Preferred Shares [member]
Disclosure Of Defined Benefit Plans [Line Items]
Subscription price per share													₱ 10	₱ 10
Unlisted preferred shares													300	300
Subscription payable													₱ 2,640	₱ 2,640
Dividend rate													13.50%	13.50%
Dividends earned													₱ 49	₱ 47	49
Debt Securities [Member] | Retail Treasury Bonds [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Fixed interest rates													3.70%
MediaQuest PDRs [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Deposits											₱ 6,000
Percentage of Economic Interest											40.00%
Deposit for future subscription										₱ 4,000
Additional deposit for subscription								₱ 1,000	₱ 1,000
Additional investment													₱ 1,000	2,000	1,400	₱ 3,100
Carrying value of investments in associates													9,855	9,984
Satventures Philippine Depositary Receipts [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of Economic Interest							40.00%
Deposit for future subscription							₱ 3,600
Additional deposit for subscription							3,600
Cignal TV Philippine Depositary Receipts [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of Economic Interest						64.00%
Hastings Philippine Depositary Receipts [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Deposit for future subscription				₱ 300								₱ 1,950
Additional amount deposited					₱ 500		₱ 1,950
Total deposit for subscription			₱ 2,250
Tahanan Mutual Building and Loan Association, Inc [member]
Disclosure Of Defined Benefit Plans [Line Items]
Carrying value of investments in associates													119
Deed of pledge													99
BTF Holdings, Inc. [Member] | Voting Preferred Stock [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Voting Preferred Stock																		₱ 150
Subscription price per share																		₱ 1.00
Total Subscription Price																		₱ 150
Dividend income													10	10	10
Dividends received													2	2
Parent [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Shares of stocks sold to third party													₱ 3	₱ 2	₱ 2
Plan Member with Less Than 15 Years of Credited Services [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Credited services period													15 years
Percentage of retirement benefit equal to compensation													100.00%
Plan Member with At Least 15 Years of Credited Services [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Credited services period													15 years
Percentage of retirement benefit equal to compensation													125.00%
Plan Member with At Least 15 Years of Credited Services [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Credited services period													15 years
Additional retirement benefit percentage for each completed year in excess of 15 years													5.00%
Bottom of range [member]
Disclosure Of Defined Benefit Plans [Line Items]
Pre-tax discount rates applied to cash flow projections													11.40%
Growth rate of cash flows beyond the projection of three years													0.00%
Percentage of contribution to plan by employer													5.00%
Debt and fixed income securities													10.00%
Bottom of range [member] | Smart and Subsidiaries [Member] | Philippine Foreign Currency Bonds [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of interest earned													2.95%
Bottom of range [member] | Smart and Subsidiaries [Member] | Debt and Fixed Income Securities [Member] | Domestic Fixed Income [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of interest earned													3.00%
Bottom of range [member] | Corporate Bonds [member]
Disclosure Of Defined Benefit Plans [Line Items]
Fixed interest rates													3.25%
Top of range [member]
Disclosure Of Defined Benefit Plans [Line Items]
Pre-tax discount rates applied to cash flow projections													11.80%
Growth rate of cash flows beyond the projection of three years													4.80%
Percentage of contribution to plan by employer													10.00%
Percentage of contribution to plan by employee													10.00%
Debt and fixed income securities													50.00%
Top of range [member] | Smart and Subsidiaries [Member] | Philippine Foreign Currency Bonds [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of interest earned													10.63%
Top of range [member] | Smart and Subsidiaries [Member] | Debt and Fixed Income Securities [Member] | Domestic Fixed Income [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of interest earned													10.13%
Top of range [member] | Corporate Bonds [member]
Disclosure Of Defined Benefit Plans [Line Items]
Fixed interest rates													6.94%
Top of range [member] | Plan Member with At Least 15 Years of Credited Services [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of retirement benefit equal to compensation													200.00%